Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

We are required by SEC rules, mandated by Congress in the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, to disclose the following information regarding compensation paid to our NEOs. Our Chief Executive Officer is the principal executive officer (“PEO”). The amounts set forth below under the headings “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid for Non-PEO NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation S-K. The following table sets forth information concerning the compensation and our financial performance for each of the years ended December 31, 2023, 2022, 2021 and 2020:

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Total Shareholder Return ($)(3)	Peer Group Total Shareholder Return ($)(3)	Net Income (Loss) from Continuing Operations ($ in thousands)	Adjusted EBITDA from Continuing Operations ($ in thousands)(4)
2023	6,295,836	7,735,880	2,510,275	3,223,183	179.02	226.97	169,293	688,242
2022	5,334,813	5,880,801	3,061,659	3,290,394	151.52	169.75	133,694	542,996
2021	2,854,893	4,303,220	1,957,160	2,768,654	143.57	187.70	60,564	393,610
2020	2,106,060	1,895,349	1,805,770	1,681,890	93.77	129.74	(46,396)	359,431

___________

(1)
The dollar amounts reported are the amounts of total compensation and average total compensation from the Summary Compensation Table for the years ending December 31, 2023, 2022, 2021 and 2020 for the executives below:

Year	PEO	Non-PEO NEOs
2023	Bradley W. Barber	John M. Engquist, Leslie S. Magee, John McDowell Engquist
2022	Bradley W. Barber	John M. Engquist, Leslie S. Magee, John McDowell Engquist
2021	Bradley W. Barber	John M. Engquist, Leslie S. Magee, John McDowell Engquist
2020	Bradley W. Barber	John M. Engquist, Leslie S. Magee (a)

___________

(a) Mr. John McDowell Engquist became an NEO effective January 1, 2021, upon his promotion to President and Chief Operating Officer. As such, for the 2020 period presented in the table above and pay versus performances tables below, his compensation is not included in the non-PEO NEO figures.

(2)
The dollar amounts reported represents the amount of “Compensation Actually Paid”, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amounts of compensation paid to our PEO or NEOs during the applicable year. Compensation Actually Paid is calculated based on the following adjustments to Total Compensation in the Summary Compensation Table (“SCT”):

	PEO				Average of Non-PEO NEOs
	2023	2022	2021	2020	2023	2022	2021	2020
SCT Total Compensation	$6,295,836	$5,334,813	$2,854,893	$2,106,060	$2,510,275	$3,061,659	$1,957,160	$1,805,770
Less: Stock Awards Reported in SCT	(3,599,924)	(2,729,978)	(1,343,947)	(1,194,977)	(865,274)	(1,303,028)	(809,630)	(919,983)
Plus: Year End Fair Value of Unvested Stock Awards Granted in the Covered Year	3,877,069	3,466,880	1,748,355	2,025,142	931,889	1,654,754	1,053,257	1,559,108
Year Over Year Change in Fair Value of Outstanding Unvested Stock Granted in Prior Years	625,264	50,193	916,084	(113,592)	323,775	29,211	474,360	(99,467)
Fair Value (as of Vesting Date) for Awards Granted During the Covered Year that Vested During the Covered Year	—	—	—	—	—	—	—	—
Change (as of the Vesting Date) in Fair Value of Stock Granted in Prior Years that Vested in the Year (Measured from the end of Prior Year)	537,636	(241,107)	127,834	(927,285)	322,517	(152,202)	93,507	(663,537)
Less: Fair Value (as of the end of the Prior Year) of Performance Stock Awards that Failed to Meet Performance Conditions during the Covered Year	—	—	—	—	—	—	—	—
Dollar Value of Dividends Paid on Stock During the Covered Year Not Otherwise Included in Total Compensation	—	—	—	—	—	—	—	—
Compensation Actually Paid	$7,735,880	$5,880,801	$4,303,220	$1,895,349	$3,223,183	$3,290,394	$2,768,654	$1,681,890

(3)
The Total Shareholder Return (“TSR”) assumes $100 was invested in our common stock and in each of the other peers on December 31, 2019, dividend reinvestment has been assumed and returns have been weighted to reflect relative stock market capitalization. The peer group we selected for our TSR is comprised of the following companies: United Rentals, Inc., Herc Holdings Inc., The Ashtead Group, PLC, GATX Corporation, McGrath RentCorp, WillScot Mobile Mini Holdings Corp., Astec Industries, Inc., Alta Equipment Group Inc., RB Global, Inc., DXP Enterprises, Inc., Arcosa, Inc., and Flowserve Corporation. This is the peer group used by the Company for purposes of Item 201(e)(1)(ii) of Regulation S-K under the Exchange Act in our Annual Report on Form 10-K for the year ended December 31, 2023.

For the years prior to the year ended December 31, 2023, the peer group was comprised of the following companies: United Rentals, Inc., Herc Holdings Inc., Toromont Industries, Ltd., Finning International, Inc., and The Ashtead Group, PLC (the “Prior Year Peer Group”). The Company updated its peer group during the year ended December 31, 2023 to increase the size of its peer group and align with the Company’s recent transition to a pure-play rental business. If the

Prior Year Peer Group had been used to calculate peer group TSR as of December 31, 2023, the amount shown for 2023, 2022, 2021 and 2020 would have been $257.65, $186.03, $215.48 and $138.13, respectively.

(4)
Net income (loss) before interest expense, income taxes, depreciation, and amortization (“EBITDA”) and Adjusted EBITDA are non-GAAP measures. We define Adjusted EBITDA for the periods presented as EBITDA adjusted for merger and other costs, loss on early extinguishment of debt, non-cash stock based compensation expense and impairment of goodwill. A reconciliation of EBITDA and Adjusted EBITDA to net income is below:

	Reconciliation of Non-GAAP Financial Measures
	Year Ended December 31,
	2023	2022	2021	2020
Net Income (loss)	$169,293	$132,170	$102,540	$(32,667)
Net Income (loss) from discontinued operations	—	(1,524)	41,976	13,729
Net Income (loss) from continuing operations	169,293	133,694	60,564	(46,396)
Interest expense	60,891	54,033	53,758	61,790
Provision (benefit) for income taxes	53,904	47,036	21,160	(13,428)
Depreciation	381,959	296,310	254,158	252,681
Amortization of intangibles	6,455	4,660	3,970	3,987
EBITDA from continuing operations	$672,502	$535,733	$393,610	$258,634
Merger and other	—	—	—	503
Loss on early extinguishment of debt	—	—	—	44,630
Non-cash stock-based compensation expense	10,026	7,263	—	—
Impairment of goodwill	5,714	—	—	55,664
Adjusted EBITDA from continuing operations	$688,242	$542,996	$393,610	$359,431

Company Selected Measure Name	Net income (loss) before interest expense, income taxes, depreciation, and amortization (“EBITDA”) and Adjusted EBITDA
Named Executive Officers, Footnote
(1)
The dollar amounts reported are the amounts of total compensation and average total compensation from the Summary Compensation Table for the years ending December 31, 2023, 2022, 2021 and 2020 for the executives below:

Year	PEO	Non-PEO NEOs
2023	Bradley W. Barber	John M. Engquist, Leslie S. Magee, John McDowell Engquist
2022	Bradley W. Barber	John M. Engquist, Leslie S. Magee, John McDowell Engquist
2021	Bradley W. Barber	John M. Engquist, Leslie S. Magee, John McDowell Engquist
2020	Bradley W. Barber	John M. Engquist, Leslie S. Magee (a)

___________

(a) Mr. John McDowell Engquist became an NEO effective January 1, 2021, upon his promotion to President and Chief Operating Officer. As such, for the 2020 period presented in the table above and pay versus performances tables below, his compensation is not included in the non-PEO NEO figures.

Peer Group Issuers, Footnote
(3)
The Total Shareholder Return (“TSR”) assumes $100 was invested in our common stock and in each of the other peers on December 31, 2019, dividend reinvestment has been assumed and returns have been weighted to reflect relative stock market capitalization. The peer group we selected for our TSR is comprised of the following companies: United Rentals, Inc., Herc Holdings Inc., The Ashtead Group, PLC, GATX Corporation, McGrath RentCorp, WillScot Mobile Mini Holdings Corp., Astec Industries, Inc., Alta Equipment Group Inc., RB Global, Inc., DXP Enterprises, Inc., Arcosa, Inc., and Flowserve Corporation. This is the peer group used by the Company for purposes of Item 201(e)(1)(ii) of Regulation S-K under the Exchange Act in our Annual Report on Form 10-K for the year ended December 31, 2023.

For the years prior to the year ended December 31, 2023, the peer group was comprised of the following companies: United Rentals, Inc., Herc Holdings Inc., Toromont Industries, Ltd., Finning International, Inc., and The Ashtead Group, PLC (the “Prior Year Peer Group”). The Company updated its peer group during the year ended December 31, 2023 to increase the size of its peer group and align with the Company’s recent transition to a pure-play rental business. If the

Prior Year Peer Group had been used to calculate peer group TSR as of December 31, 2023, the amount shown for 2023, 2022, 2021 and 2020 would have been $257.65, $186.03, $215.48 and $138.13, respectively.

PEO Total Compensation Amount	$ 6,295,836	$ 5,334,813	$ 2,854,893	$ 2,106,060
PEO Actually Paid Compensation Amount	7,735,880	5,880,801	4,303,220	1,895,349
Non-PEO NEO Average Total Compensation Amount	2,510,275	3,061,659	1,957,160	1,805,770
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,223,183	3,290,394	2,768,654	1,681,890
Compensation Actually Paid vs. Total Shareholder Return	CAP vs TSR
Compensation Actually Paid vs. Net Income	CAP vs Net Income
Compensation Actually Paid vs. Company Selected Measure	CAP vs Adjusted EBITDA
Tabular List, Table

Pay versus Performance Tabular List

The table below lists our most important performance measures used to link executive compensation to company performance, over the fiscal year ended December 31, 2023. These measures, or some combination thereof, are used to determine the annual cash bonus and long-term incentives for each of the NEOs. For more information, see “Annual Bonuses” and “Long-Term Incentives” as more fully described in the “Compensation Discussion and Analysis” section of this Proxy Statement. The performance measures included in this table are not ranked by relative importance.

Financial Performance Measures
Adjusted EBITDA
Rental Gross Profit
ROGNA

Total Shareholder Return Amount	$ 179.02	151.52	143.57	93.77
Peer Group Total Shareholder Return Amount	226.97	169.75	187.7	129.74
Net Income (Loss)	$ 169,293,000	$ 133,694,000	$ 60,564,000	$ (46,396,000)
Company Selected Measure Amount	688,242,000	542,996,000	393,610,000	359,431,000
PEO Name	Bradley W. Barber	Bradley W. Barber	Bradley W. Barber	Bradley W. Barber
Adj To PEO and Non-PEO NEO Compensation Footnote [Text Block]
(2)
The dollar amounts reported represents the amount of “Compensation Actually Paid”, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amounts of compensation paid to our PEO or NEOs during the applicable year. Compensation Actually Paid is calculated based on the following adjustments to Total Compensation in the Summary Compensation Table (“SCT”):

	PEO				Average of Non-PEO NEOs
	2023	2022	2021	2020	2023	2022	2021	2020
SCT Total Compensation	$6,295,836	$5,334,813	$2,854,893	$2,106,060	$2,510,275	$3,061,659	$1,957,160	$1,805,770
Less: Stock Awards Reported in SCT	(3,599,924)	(2,729,978)	(1,343,947)	(1,194,977)	(865,274)	(1,303,028)	(809,630)	(919,983)
Plus: Year End Fair Value of Unvested Stock Awards Granted in the Covered Year	3,877,069	3,466,880	1,748,355	2,025,142	931,889	1,654,754	1,053,257	1,559,108
Year Over Year Change in Fair Value of Outstanding Unvested Stock Granted in Prior Years	625,264	50,193	916,084	(113,592)	323,775	29,211	474,360	(99,467)
Fair Value (as of Vesting Date) for Awards Granted During the Covered Year that Vested During the Covered Year	—	—	—	—	—	—	—	—
Change (as of the Vesting Date) in Fair Value of Stock Granted in Prior Years that Vested in the Year (Measured from the end of Prior Year)	537,636	(241,107)	127,834	(927,285)	322,517	(152,202)	93,507	(663,537)
Less: Fair Value (as of the end of the Prior Year) of Performance Stock Awards that Failed to Meet Performance Conditions during the Covered Year	—	—	—	—	—	—	—	—
Dollar Value of Dividends Paid on Stock During the Covered Year Not Otherwise Included in Total Compensation	—	—	—	—	—	—	—	—
Compensation Actually Paid	$7,735,880	$5,880,801	$4,303,220	$1,895,349	$3,223,183	$3,290,394	$2,768,654	$1,681,890

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(4)
Net income (loss) before interest expense, income taxes, depreciation, and amortization (“EBITDA”) and Adjusted EBITDA are non-GAAP measures. We define Adjusted EBITDA for the periods presented as EBITDA adjusted for merger and other costs, loss on early extinguishment of debt, non-cash stock based compensation expense and impairment of goodwill. A reconciliation of EBITDA and Adjusted EBITDA to net income is below:

	Reconciliation of Non-GAAP Financial Measures
	Year Ended December 31,
	2023	2022	2021	2020
Net Income (loss)	$169,293	$132,170	$102,540	$(32,667)
Net Income (loss) from discontinued operations	—	(1,524)	41,976	13,729
Net Income (loss) from continuing operations	169,293	133,694	60,564	(46,396)
Interest expense	60,891	54,033	53,758	61,790
Provision (benefit) for income taxes	53,904	47,036	21,160	(13,428)
Depreciation	381,959	296,310	254,158	252,681
Amortization of intangibles	6,455	4,660	3,970	3,987
EBITDA from continuing operations	$672,502	$535,733	$393,610	$258,634
Merger and other	—	—	—	503
Loss on early extinguishment of debt	—	—	—	44,630
Non-cash stock-based compensation expense	10,026	7,263	—	—
Impairment of goodwill	5,714	—	—	55,664
Adjusted EBITDA from continuing operations	$688,242	$542,996	$393,610	$359,431

Measure:: 2
Pay vs Performance Disclosure
Name	Rental Gross Profit
Measure:: 3
Pay vs Performance Disclosure
Name	ROGNA
PEO | Less: Stock Awards Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,599,924)	$ (2,729,978)	$ (1,343,947)	$ (1,194,977)
PEO | Plus: Year End Fair Value of Unvested Stock Awards Granted in the Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,877,069	3,466,880	1,748,355	2,025,142
PEO | Year Over Year Change in Fair Value of Outstanding Unvested Stock Granted in Prior Years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	625,264	50,193	916,084	(113,592)
PEO | Change (as of the Vesting Date) in Fair Value of Stock Granted in Prior Years that Vested in the Year (Measured from the end of Prior Year)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	537,636	(241,107)	127,834	(927,285)
Non-PEO NEO | Less: Stock Awards Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(865,274)	(1,303,028)	(809,630)	(919,983)
Non-PEO NEO | Plus: Year End Fair Value of Unvested Stock Awards Granted in the Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	931,889	1,654,754	1,053,257	1,559,108
Non-PEO NEO | Year Over Year Change in Fair Value of Outstanding Unvested Stock Granted in Prior Years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	323,775	29,211	474,360	(99,467)
Non-PEO NEO | Change (as of the Vesting Date) in Fair Value of Stock Granted in Prior Years that Vested in the Year (Measured from the end of Prior Year)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 322,517	$ (152,202)	$ 93,507	$ (663,537)